UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	9/30/2015

Item 1. Schedule of Investments

Prudential’s Gibraltar Fund, Inc.

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 3.1%
Boeing Co. (The)	35,912	$4,702,676

Banks — 3.8%
Citigroup, Inc.	114,284	5,669,629

Biotechnology — 5.5%
BioMarin Pharmaceutical, Inc.*	23,552	2,480,497
Celgene Corp.*	24,483	2,648,326
Gilead Sciences, Inc.	9,523	935,063
Regeneron Pharmaceuticals, Inc.*	3,175	1,476,820
Vertex Pharmaceuticals, Inc.*	6,614	688,782

		8,229,488

Capital Markets — 1.8%
Morgan Stanley	87,357	2,751,746

Chemicals — 0.8%
Monsanto Co.	14,026	1,196,979

Consumer Finance
LendingClub Corp.*	3,439	45,498

Diversified Financial Services — 1.0%
McGraw-Hill Financial, Inc.	17,664	1,527,936

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	20,579	2,975,106

Food Products — 3.8%
Mondelez International, Inc. (Class A Stock)	136,054	5,696,581

Hotels, Restaurants & Leisure — 2.7%
Marriott International, Inc. (Class A Stock)	46,943	3,201,513
Shake Shack, Inc. (Class A Stock)*	19,606	929,324

		4,130,837

Internet & Catalog Retail — 10.6%
Amazon.com, Inc.*	21,171	10,837,223
Priceline Group, Inc. (The)*	3,025	3,741,502
TripAdvisor, Inc.*	21,668	1,365,517

		15,944,242

Internet Software & Services — 14.8%
Alibaba Group Holding Ltd. (China), ADR*	41,780	2,463,767
Facebook, Inc. (Class A Stock)*	103,702	9,322,810
Google, Inc. (Class A Stock)*	7,712	4,923,109
Google, Inc. (Class C Stock)	7,733	4,704,912
Twitter, Inc.*	32,841	884,736

		22,299,334

IT Services — 9.2%
MasterCard, Inc. (Class A Stock)	83,807	7,552,687
Visa, Inc. (Class A Stock)	89,781	6,254,144

		13,806,831

Media — 3.5%
Walt Disney Co. (The)	51,499	5,263,198

Multiline Retail — 3.1%
Dollar General Corp.	64,141	4,646,374

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	26,467	1,598,342
Concho Resources, Inc.*	24,793	2,437,152
EOG Resources, Inc.	13,652	993,866

		5,029,360

Pharmaceuticals — 6.0%
Allergan PLC*	13,308	3,617,247
Novo Nordisk A/S (Denmark), ADR	98,703	5,353,651

		8,970,898

Road & Rail — 1.5%
Canadian Pacific Railway Ltd. (Canada)	15,849	2,275,441

Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	64,322	944,890
ARM Holdings PLC (United Kingdom), ADR	34,767	1,503,673

		2,448,563

Software — 7.7%
Adobe Systems, Inc.*	43,195	3,551,493
FireEye, Inc.*	40,720	1,295,710
Red Hat, Inc.*	71,453	5,136,042
salesforce.com, inc.*	22,352	1,551,899

		11,535,144

Specialty Retail — 1.2%
TJX Cos., Inc. (The)	25,398	1,813,925

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	60,653	6,690,026

Textiles, Apparel & Luxury Goods — 6.6%
NIKE, Inc. (Class B Stock)	80,746	9,929,336

TOTAL LONG-TERM INVESTMENTS (cost $89,019,967)		147,579,148

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,588,154)(a)	1,588,154	1,588,154

TOTAL INVESTMENTS — 99.2% (cost $90,608,121)(b)		149,167,302
Other assets in excess of liabilities — 0.8%		1,190,356

NET ASSETS — 100.0%		$150,357,658

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$90,676,865

Appreciation	65,243,806
Depreciation	(6,753,369)

Net Unrealized Appreciation	$58,490,437

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,702,676	$—	$—
Banks	5,669,629	—	—
Biotechnology	8,229,488	—	—
Capital Markets	2,751,746	—	—
Chemicals	1,196,979	—	—
Consumer Finance	45,498	—	—
Diversified Financial Services	1,527,936	—	—
Food & Staples Retailing	2,975,106	—	—
Food Products	5,696,581	—	—
Hotels, Restaurants & Leisure	4,130,837	—	—
Internet & Catalog Retail	15,944,242	—	—
Internet Software & Services	22,299,334	—	—
IT Services	13,806,831	—	—
Media	5,263,198	—	—
Multiline Retail	4,646,374	—	—
Oil, Gas & Consumable Fuels	5,029,360	—	—
Pharmaceuticals	8,970,898	—	—
Road & Rail	2,275,441	—	—
Semiconductors & Semiconductor Equipment	2,448,563	—	—
Software	11,535,144	—	—
Specialty Retail	1,813,925	—	—
Technology Hardware, Storage & Peripherals	6,690,026	—	—
Textiles, Apparel & Luxury Goods	9,929,336	—	—
Affiliated Money Market Mutual Fund	1,588,154	—	—

Total	$149,167,302	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date November 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date November 18, 2015

*	Print the name and title of each signing officer under his or her signature.